UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Oceanwood Capital Management LLP
Address:              4 Albemarle Street
                      London, England W1S 4GA

Form 13F File Number: 028-12041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 William C. Nicholas
Title:                Chief Operating Officer
Phone:                +44 207 758 5525

Signature, Place, and Date of Signing:

/s/ William C. Nicholas            London, England            13 May 2008
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     381,567
                                            (x$1000)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                  OCEANWOOD CAPITAL MANAGEMENT LLP
                                           As of 3/31/08



  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
BEA SYS INC                   COM            073325102   55,259    2,885,587 SH          SOLE           NONE    2,885,587
CLEAR CHANNEL COMMUNICATIONS  COM            184502102   40,340    1,380,550 SH          SOLE           NONE    1,380,550
GRACE W R & CO DEL NEW        COM            38388F108   35,422    1,552,247 SH          SOLE           NONE    1,552,247
NII HLDGS INC                 CL B NEW       62913F201   22,073      694,550 SH          SOLE           NONE      694,550
NIKE INC                      CL B           654106103   10,152      149,300 SH          SOLE           NONE      149,300
NIKE INC                      CL B           654106103   34,000      500,000     PUT     SOLE           NONE      500,000
PENN NATL GAMING INC          COM            707569109   35,511      812,060 SH          SOLE           NONE      812,060
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A       848574109   14,248      642,400 SH          SOLE           NONE      642,400
STAR BULK CARRIERS CORP       COM            Y8162K105   34,293    3,010,777 SH          SOLE           NONE    3,010,777
STAR BULK CARRIERS CORP       *W EXP12/16/200Y8162K113    5,486    1,230,000 SH          SOLE           NONE    1,230,000
TRANE INC                     COM            892893108   80,233    1,748,000 SH          SOLE           NONE    1,748,000
WELLS FARGO & CO NEW          COM            949746101   14,550      500,000     PUT     SOLE           NONE      500,000